Summary of Option Transactions (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted Average Exercise Price
Beginning Balance	$ 20.63	$ 20.51	$ 20.30
Options granted	3		3.85
Options Forfeited / canceled / expired	26.24	3.85	5.31
Ending Balance	14.78	20.63	20.51
Exercisable at December 31	34.29	20.57	21.28
Ending Balance	$ 14.78	$ 20.63	$ 20.51
No. of Shares
Beginning Balance	613,000	617,000	626,000
Options granted	4,000		12,000
Options exercised	0	0	0
Options Forfeited / canceled / expired	(309,000)	(4,000)	(21,000)
Ending Balance	308,000	613,000	617,000
Exercisable at December 31	298,000	606,000	586,000
Vested and expected to vest at December 31	308,000	613,000	617,000
Weighted- Average Remaining Contractual Term
Balance at December 31	2 years 6 months 10 days
Exercisable at December 31	2 years 4 months 2 days
Vested and expected to vest at December 31	2 years 6 months 10 days
Aggregate Intrinsic Value
Balance at December 31	$ 1
Exercisable at December 31	0
Vested and expected to vest at December 31	$ 1